UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                     FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                 Investment Company Act file number: 811-09561

                        CENTURY CAPITAL MANAGEMENT TRUST
               (Exact name of Registrant as specified in charter)

                       c/o Century Capital Management, LLC
                               100 Federal Street
                           Boston, Massachusetts 02110
               (Address of principal executive offices) (Zip code)

                                  Sandra Hazel
                       c/o Century Capital Management, LLC
                               100 Federal Street
                           Boston, Massachusetts 02110
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (617) 482-3060

Date of fiscal year end:             10/31

Date of reporting period:            7/31/07

CENTURY SMALL CAP SELECT FUND
PORTFOLIO OF INVESTMENTS
JULY 31, 2007


     SHARES                                              VALUE
                                                      -----------
             CONSUMER DISCRETIONARY - 26.7%
    178,300  Advisory Board Co. *                      $9,180,667
    334,850  aQuantive, Inc. *                         22,150,328
    482,850  Bright Horizons Family Solutions, Inc. *  18,734,580
    540,950  Casual Male Retail Group, Inc. *           5,528,509
  2,337,750  CMGI, Inc. *                               3,693,645
    180,700  CRA International, Inc. *                  8,617,583
    331,600  Forrester Research, Inc. *                 8,230,312
    320,800  Guitar Center, Inc. *                     18,622,440
    413,750  Houston Wire & Cable Co.                  10,662,338
    304,725  Jarden Corp. *                            11,009,714
    419,900  Kforce, Inc. *                             6,084,351
    350,500  LECG Corp. *                               4,896,485
    506,750  Red Lion Hotels Corp. *                    5,472,900
    496,550  Scientific Games Corp. *                  17,036,631
    452,570  Tractor Supply Co. *                      21,506,126
    455,015  Tuesday Morning Corp.                      5,305,475
     81,700  United Natural Foods, Inc. *               2,224,691
    350,802  USANA Health Sciences, Inc. *             14,158,369
    609,800  World Fuel Services Corp.                 24,934,722
                                                      -----------
                                                      218,049,865
                                                      -----------
             FINANCIAL SERVICES - 22.5%
    259,300  Capital Trust, Inc.                        8,020,149
    236,350  Clayton Holdings, Inc. *                   2,176,784
    262,040  Cohen & Steers, Inc.                       9,027,278
    775,300  Employers Holdings, Inc.                  14,250,014
    638,600  GATX Corp.                                28,966,896
    304,800  JMP Group, Inc.                            2,663,952
    273,250  McGrath Rentcorp.                          8,175,640
  1,510,050  Old National Bancorp                      21,744,720
  1,178,900  Online Resources Corp. *                  12,885,377
    423,600  optionsXpress Holdings, Inc.              10,594,236
    616,490  Platinum Underwriters Holdings, Ltd.      20,467,468
  2,348,410  Primus Guaranty Ltd. *                    22,309,895
    131,280  Redwood Trust, Inc.                        3,780,864
    388,650  Waddell & Reed Financial, Inc.             9,797,867
    257,300  Wright Express Corp. *                     8,763,638
                                                      -----------
                                                      183,624,777
                                                      -----------
             HEALTH CARE - 18.6%
  1,401,450  Bruker BioSciences Corp. *                10,973,354
    277,850  Computer Programs & Systems, Inc.          7,432,488
     58,746  Haemonetics Corp. *                        2,903,227
    455,950  Healthextras, Inc. *                      12,233,139
    387,775  Healthways, Inc. *                        16,945,768
     97,140  IRIS International, Inc. *                 1,545,497
    166,950  Kendle International, Inc. *               6,168,803
    184,981  LifeCell Corp. *                           5,677,067
    113,200  Millipore Corp. *                          8,898,652
    803,250  Perrigo Co.                               14,980,613
    416,150  Psychiatric Solutions, Inc. *             14,186,554
    244,850  QIAGEN N.V. *                              4,211,420
    434,512  Quality Systems, Inc.                     16,832,995
    239,651  Surmodics, Inc. *                         10,992,791
    313,350  TECHNE Corp. *                            17,629,071
                                                      -----------
                                                      151,611,436
                                                      -----------
             MATERIALS AND PROCESSING - 3.7%
    323,819  Andersons, Inc.                           13,882,121
    163,200  Rogers Corp. *                             5,898,048
    457,430  RPM International, Inc.                   10,754,179
                                                      -----------
                                                       30,534,348
                                                      -----------
             OTHER ENERGY - 2.2%
    218,650  Berry Petroleum Co.                        8,135,967
    282,300  Foundation Coal Holdings, Inc.             9,838,155
                                                      -----------
                                                       17,974,122
                                                      -----------
             PRODUCER DURABLES - 5.3%
    178,750  Donaldson Co., Inc.                        6,504,713
    606,400  Measurement Specialties, Inc. *           13,346,864
    275,000  MTS Systems Corp.                         11,481,250
    154,600  Ryland Group, Inc.                         5,140,450
    693,817  Semitool, Inc. *                           6,639,829
                                                      -----------
                                                       43,113,105
                                                      -----------
             TECHNOLOGY - 17.0%
    832,455  Benchmark Electronics, Inc. *             18,480,501
  1,046,953  Blackbaud, Inc.                           21,923,196
    105,418  Cognos, Inc. *                             4,229,370
    211,850  DRS Technologies, Inc.                    11,092,466
  1,626,750  Epicor Software Corp. *                   21,245,355
    859,450  Lawson Software, Inc. *                    8,190,559
    308,950  MICROS Systems, Inc. *                    16,460,856
    201,700  SI International, Inc. *                   5,875,521
  2,523,100  SMART Modular Technologies, Inc. *        31,008,899
                                                      -----------
                                                      138,506,722
                                                      -----------

             TOTAL INVESTMENT IN COMMON STOCKS -   96.0%
               (Identified cost, $772,088,258)        783,414,375
                                                      -----------

       FACE
     AMOUNT  CASH EQUIVALENTS - 6.3%
$51,572,000  State Street Bank and Trust
             Eurodollar Time Deposit, at cost
             which approximates value, maturity
             8/1/2007, 4.05%                           51,572,000
                                                      -----------

             TOTAL INVESTMENTS - 102.3%               834,986,375
                                                      -----------
               (Identified cost, $823,660,258)

              OTHER ASSETS AND LIABILITIES  - (2.3)%
                Other liabilities in excess
                of  assets                            (19,180,628)
                                                      -----------

             NET ASSETS - 100%                       $815,805,747
                                                     ============

*    Non-income producing security

CENTURY SHARES TRUST
PORTFOLIO OF INVESTMENTS
JULY 31, 2007


SHARES                                              VALUE
                                                 ------------
             AUTO & TRANSPORT - 3.8%
    48,500   FedEx Corp.                         $  5,370,890
    93,450   Oshkosh Truck Corp.                    5,350,012
                                                 ------------
                                                   10,720,902
                                                 ------------
             CONSUMER DISCRETIONARY - 13.7%
   121,150   Bed Bath & Beyond, Inc. *              4,196,636
    50,320   CDW Corp.                              4,235,434
    36,000   Costco Wholesale Corp.                 2,152,800
   123,950   Fastenal Co.                           5,586,426
   127,550   Home Depot, Inc.                       4,741,033
    85,300   McGraw-Hill Companies, Inc.            5,160,650
    26,150   Nordstrom, Inc.                        1,244,217
   127,250   Scientific Games Corp. *               4,365,948
   244,415   Staples, Inc.                          5,626,433
    26,410   Tiffany & Co.                          1,274,283
                                                 ------------
                                                   38,583,861
                                                 ------------
             CONSUMER STAPLES - 6.6%
    92,200   PepsiCo, Inc.                          6,050,164
   103,900   Proctor & Gamble Co.                   6,427,254
   136,670   Walgreen Co.                           6,038,081
                                                 ------------
                                                   18,515,499
                                                 ------------
             FINANCIAL SERVICES - 29.2%
    73,100   AFLAC, Inc.                            3,809,972
    55,594   Allstate Corp.                         2,954,821
   147,866   American International Gr., Inc.       9,490,040
   105,000   Aon Corp.                              4,204,200
       100   Berkshire Hathaway, Inc. CL A *       11,000,000
    40,700   The Blackstone Group L.P. *              977,207
   170,600   The Chubb Corp.                        8,599,946
   206,300   J.P. Morgan Chase & Co.                9,079,263
   413,600   The Progressive Corp.                  8,677,328
   194,350   Protective Life Corp.                  8,360,937
    58,850   RenaissanceRe Holdings Ltd.            3,383,875
   151,850   Torchmark Corp.                        9,344,849
    87,666   Waddell & Reed Fin'l, Inc. CL A        2,210,060
                                                 ------------
                                                   82,092,498
                                                 ------------
             HEALTH CARE - 17.3%
    30,950   Alcon, Inc.                            4,224,675
    88,700   Biomet, Inc.                           4,038,511
    18,200   C.R. Bard, Inc.                        1,428,154
    58,836   CVS/Caremark Corp.                     2,070,439
   109,050   Covance, Inc. *                        7,695,658
    73,450   Johnson & Johnson, Inc.                4,443,725
    52,600   Millipore Corp. *                      4,134,886
    57,550   Roche Holdings Ltd.                    5,110,440
   187,481   UnitedHealth Group, Inc.               9,079,705
    50,500   Varian Medical Systems, Inc. *         2,060,400
    57,840   Wellpoint, Inc. *                      4,344,941
                                                 ------------
                                                   48,631,534
                                                 ------------
             MATERIALS & PROCESSING - 0.5%
    12,400   Fluor Corp.                            1,432,324
                                                 ------------

             OTHER - 4.1%
    81,650   3M Co.                                 7,260,318
    50,650   Fortune Brands, Inc.                   4,117,845
                                                 ------------
                                                   11,378,163
                                                 ------------
             OTHER ENERGY - 0.8%
    48,950   Peabody Energy Corp.                   2,068,627
                                                 ------------

             PRODUCER DURABLES - 7.2%
    62,350   Danaher Corp.                          4,656,298
   136,600   Donaldson Co., Inc.                    4,970,874
   145,960   United Technologies Corp.             10,650,701
                                                 ------------
                                                   20,277,873
                                                 ------------
             TECHNOLOGY - 11.6%
   244,000   Cisco Systems, Inc. *                  7,054,040
   111,900   Cognos, Inc. *                         4,489,428
   240,540   Microsoft Corp.                        6,973,255
   121,950   Motorola, Inc.                         2,071,930
   103,150   Nokia Corp.                            2,954,216
   257,900   Oracle Corp. *                         4,931,048
   118,650   Texas Instruments, Inc.                4,175,293
                                                 ------------
                                                   32,649,210
                                                 ------------

             TOTAL INVESTMENT IN COMMON STOCKS - 94.8%
             (Identified cost, $155,639,567)      266,350,491
                                                 ------------

      FACE
     AMOUNT  CASH EQUIVALENTS - 5.6%
$15,589,000  State Street Bank and Trust
             Eurodollar Time Deposit, at cost
             which approximates value, maturity
             8/1/2007, 4.05%                       15,589,000
                                                 ------------

             TOTAL INVESTMENTS - 100.4%           281,939,491
                                                 ------------
             (Identified cost, $171,228,567)

              OTHER ASSETS AND LIABILITIES  - (0.4)%
                Other liabilities in excess
                   of assets                       (1,080,139)
                                                 ------------

             NET ASSETS - 100%                   $280,859,352
                                                 ============

*    Non-income producing security

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive and principal financial officers, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, made modifications to the Registrant's disclosure controls and procedures. The Registrant's principal executive and principal financial officers have concluded that the Registrant's disclosure controls and procedures, as modified, are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

CENTURY CAPITAL MANAGEMENT TRUST

By:                 /s/ Alexander L. Thorndike
                    --------------------------------------
                    Alexander L. Thorndike
                    Chairman (Principal Executive Officer)

Date:               September 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:                 /s/ Alexander L. Thorndike
                    -----------------------------------------
                    Alexander L. Thorndike
                    Chairman (Principal Executive Officer)

Date:               September 26, 2007


By:                 /s/ Sandra Hazel
                    -----------------------------------------
                    Sandra Hazel
                    Chief Financial Officer (Principal Financial Officer)

Date:               September 26, 2007

                                  EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)